UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: n/a
                                               ---

This Amendment (check only one): [ ] is a restatement
                               : [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name: Charlemagne Capital Limited

Address:  St. Mary's Court, 20 Hill Street, Douglas,
          Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Managing Director
Phone:     +44 1624 640200

Signature, Place and Date of Signing:

/s/ Jane Bates               British Isles            May 12, 2011
--------------------         -------------            ------------
(Signature)                  (City, State)            (Date)

Report Type (Check only one)
----------------------------
[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     US$ 172,346 (thousands)


List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited

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Column 1                      Column 2        Column 3   Column 4            Column 5      Column 6    Column 7      Column 8

                                                                     Shares or
                               Title of                    Value     Principal  SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                  Class           Cusip    (x$1,000)    Amount    PRN  CALL  Discretion  Managers  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD    20441W203       376      13,290   SH           DEFINED       1     13,290
AMERICAN MOVIL SAB DE CV      SPON ADR L SHS  02364W105     6,496     111,817   SH           DEFINED       1    111,817
BANCO BRADESCO S A            SP ADR PFD      059460303       916      44,136   SH           DEFINED       1     44,136
CREDICORP LTD                 COM             G2519Y108     1,035       9,856   SH           DEFINED       1      9,856
CTC MEDIA                     COM             12642X106     6,827     289,672   SH           DEFINED       1    540,776
CTC MEDIA                     COM             12642X106     5,919     251,104   SH            SOLE        NONE  251,104
ENERSIS                       SPON ADR        29274F104     1,337      64,240   SH           DEFINED       1     64,240
FOMENTO ECONOMICO MEXICANO    SPON ADR UNITS  344419106     2,687      45,816   SH           DEFINED       1     45,816
GAFISA S A                    SPON ADR        362607301       344      26,782   SH           DEFINED       1     26,782
GRUPO TELEVISA SA DE CV       SPON ADR ORD    40049J206     2,160      88,043   SH           DEFINED       1     88,043
ITAU UNIBANCO HLDG SA         SPON ADR PFD    465562106    40,252   1,673,316   SH           DEFINED       1  1,673,316
MECHEL OAO                    SPON ADR        583840103       213       6,941   SH           DEFINED       1    137,871
MECHEL OAO                    SPON ADR        583840103     4,031     130,930   SH            SOLE        NONE  130,930
MECHEL OAO                    SPON ADR PFD    583840509       916      84,353   SH           DEFINED       1    557,691
MECHEL OAO                    SPON ADR PFD    583840509     5,143     473,338   SH            SOLE        NONE  473,338
PETROLEO BRASILEIRO SA        SP ADR NON VTG  71654V101    10,591     298,054   SH           DEFINED       1    298,054
PETROLEO BRASILEIRO SA        SPON ADR        71654V408     3,193      78,962   SH           DEFINED       1     78,962
PETROCHINA CO LTD             SPON ADR        71646E100     4,285      28,127   SH           DEFINED       1     28,127
BANCO SANTANDER BRASIL SA     ADS REP UNIT    05967A107       681      55,500   SH           DEFINED       1     55,500
BANCO SANTANDER CHILE         SP ADR REP COM  05965X109     1,216      14,033   SH           DEFINED       1     14,033
SIDERURGICA                   SPON ADR        20440W105       656      39,333   SH           DEFINED       1     39,333
SK TELECOM LTD                SPON ADR        78440P108    13,762     732,234   SH           DEFINED       1    732,234
VALE S.A.                     ADS REP PFD     91912E204    59,087   2,003,962   SH           DEFINED       1  2,003,962
YPF SOCIEDAD ANONIMA          SP ADR CL D     984245100       223       5,000   SH           DEFINED       1      5,000


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